Newbuildings	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In US$ millions)	December 31, 2016	December 31, 2015
Opening balance	1,479	2,030
Additions	12	601
Capitalized interest and loan related costs	40	60
Re-classified as Drilling Units	—	(725)
Reclassification to Assets held for sale (1)	—	(210)
Reclassification to Non-current assets (2)	—	(199)
Disposals (2)	—	(78)
Closing balance	1,531	1,479

(1)
On December 2, 2015, the West Rigel was classified as an Asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210.0 million. Please refer to Note 36 "Assets held for sale" to the Consolidated Financial Statements, included herein, for more details.

(2)
On September 14, 2015, the Company cancelled the construction contract for the West Mira with Hyundai Samho Heavy Industries Co Ltd (HSHI). Please refer to Note 5 "(Loss)/gain on disposals" to the Consolidated Financial Statements, included herein, for more details.

Sevan Developer
In October 2014, the Sevan entered an agreement with Cosco to defer the delivery date of the Sevan Developer for twelve months with four subsequent options to extend the date for further periods of six months, until October 2017. Refund guarantees have been provided for the full deferral period. Sevan has the option to cancel the construction contract on each of the deferred delivery dates. Cosco will, in such case, refund the remaining installments paid under the construction contract. Cosco provided Sevan security through bank refund guarantees, effective for the 36 month potential deferral period beginning in October 2014.
On October 30, 2015, Sevan and Cosco agreed to exercise the first deferral option to extend the delivery date to April 15, 2016. As part of the extension, $26.3 million, or 5% of the contract price, was refunded to Sevan plus associated costs.
On April 15, 2016, Sevan and Cosco agreed to exercise the second deferral option to extend the delivery date to October 15, 2016. As part of the extension, $26.3 million, or 5% of the contract price, was refunded to Sevan plus associated costs.
On October 15, 2016, Sevan and Cosco agreed to exercise the third deferral option to extend the delivery date to April 15, 2017. As part of the extension, $26.3 million, or 5% of the contract price, was refunded to Sevan plus associated costs. The final delivery installment has been amended to $499.7 million, representing 95% of the $526.0 million contract price.
On April 27, 2017, the final delivery deferral agreement for the Sevan Developer was deferred to May 31, 2017 to finalize negotiations. If an agreement cannot be reached, the remaining installment of $26.3 million will be refunded.
The Sevan Developer will remain in China at the Cosco Shipyard and the Company will continue marketing the rig for an acceptable drilling contract where financing can be obtained to allow delivery.